SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of other property and equipment are provided using the declining balance method over their estimated useful lives:

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Drilling and production tools	5 years
Equipment	5 years

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024, 2023 and 2022 , indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2024

L1 Capital Warrants (See note 8)	$-	$-	$578,928

Provision for post-employment benefits (See note 11)	$-	$-	$136,936

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2023

L1 Capital Warrants (See note 8)	$-	$-	$482,219

Provision for post-employment benefits (See note 11)	$-	$-	$118,250

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
December 31, 2022

L1 Capital Warrants (See note 8)	$-	$-	$1,389,643

Provision for post-employment benefits (See note 11)	$-	$-	$99,588

SCHEDULE OF SEGMENT INFORMATION

The Company has provided this segment information for all comparable prior periods. Segment information is summarized as follows:

	Years Ended December 31,
	2024	2023	2022
Oil and gas revenues	$2,667,508	$3,525,454	$4,097,403
Lease operating expense	(2,764,958)	(2,950,869)	(2,953,254)
Depletion, depreciation, and amortization	(665,187)	(702,217)	(1,139,723)
General and administrative expenses	(5,170,103)	(3,368,029)	(4,602,656)
Total other income (loss), net	(410,801)	852,977	1,475,638
Result of oil and gas producing operations before income taxes	$(6,343,541)	$(2,642,684)	$(3,122,592)
Segment net loss	$(6,343,541)	$(2,642,684)	$(3,122,592)

Reconciliation of profit or loss
Adjustment and reconciling items	-	-	-
Consolidated net loss	$(6,343,541)	$(2,642,684)	$(3,122,592)

SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE

For the year end December 31, 2024, 2023 and 2022, the following potentially dilutive securities were excluded from the computation of diluted earnings per share because their effects would be anti-dilutive:

	December 31, 2024	December 31, 2023	December 31, 2022
Warrants issued to L1 Capital (see note 8)	442,240	442,240	442,240
Convertible note issued to L1 Capital	-	-	16,667
Share options granted to the executive management	440,000	200,000	200,000
Total	882,240	642,240	658,907